T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND
July 31, 2019 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value
(Amounts in 000s)
CORPORATE BONDS 34.9%
FINANCIAL INSTITUTIONS 15.4%
Banking 9.3%
ABN AMRO Bank, 4.75%, 7/28/25 (1)	390	419
American Express, 2.20%, 10/30/20	1,805	1,800
American Express, 3.70%, 11/5/21	1,755	1,806
ANZ New Zealand International, 2.75%, 1/22/21 (1)	1,120	1,125
Banco Santander, 3.125%, 2/23/23	600	607
Banco Santander, 3.848%, 4/12/23	1,400	1,450
Bank of America, 3.50%, 4/19/26 (2)	600	626
Bank of America, 4.00%, 1/22/25	650	682
Bank of America, 4.20%, 8/26/24	290	307
Bank of America, 6.00%, 10/15/36	300	398
Bank of America, 7.75%, 5/14/38	150	224
Bank of America, FRN, 3M USD LIBOR + 0.65%, 2.999%,
6/25/22	1,600	1,606
Bank of America, VR, 3.55%, 3/5/24 (3)	2,500	2,579
Bank of America, VR, 3.824%, 1/20/28 (3)	2,280	2,407
Bank of Montreal, Series D, 3.10%, 4/13/21	2,765	2,804
Bank of Nova Scotia, 3.125%, 4/20/21 (2)	2,150	2,178
Barclays, 3.25%, 1/12/21	905	911
Barclays Bank, 2.65%, 1/11/21	895	894
BB&T, 5.25%, 11/1/19	200	201
BPCE, 4.00%, 9/12/23 (1)	1,550	1,619
BPCE, 4.50%, 3/15/25 (1)	1,015	1,064
BPCE, 5.70%, 10/22/23 (1)	850	930
Capital One, 2.35%, 1/31/20	1,000	999
Capital One Financial, 3.45%, 4/30/21	1,800	1,827
Capital One Financial, 3.90%, 1/29/24	810	846
Citibank, 2.125%, 10/20/20	1,100	1,098

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T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)
Citibank, 3.40%, 7/23/21	1,250	1,274
Citigroup, 5.875%, 1/30/42	450	600
Citigroup, VR, 3.887%, 1/10/28 (3)	2,000	2,105
Citigroup, VR, 4.075%, 4/23/29 (2)(3)	1,900	2,033
Citizens Bank, 2.55%, 5/13/21 (2)	440	441
Citizens Financial Group, 2.375%, 7/28/21	155	154
Citizens Financial Group, 4.30%, 12/3/25	560	591
Commonwealth Bank of Australia, 4.50%, 12/9/25 (1)	800	847
Commonwealth Bank of Australia, 5.00%, 10/15/19 (1)	425	427
Cooperatieve Rabobank, 3.125%, 4/26/21	1,415	1,431
Credit Agricole, 3.75%, 4/24/23 (1)	1,395	1,445
Credit Suisse Group, VR, 2.997%, 12/14/23 (1)(3)	745	748
Discover Financial Services, 3.75%, 3/4/25	1,440	1,499
Fifth Third Bank, 3.35%, 7/26/21	2,065	2,103
Goldman Sachs Group, 3.00%, 4/26/22	3,350	3,375
Goldman Sachs Group, 3.50%, 1/23/25	750	775
Goldman Sachs Group, 4.25%, 10/21/25	795	846
Goldman Sachs Group, 6.75%, 10/1/37	455	603
Goldman Sachs Group, VR, 3.272%, 9/29/25 (3)	1,900	1,937
HSBC Bank USA, 5.875%, 11/1/34	550	700
HSBC Holdings, VR, 3.262%, 3/13/23 (3)	1,000	1,015
ING Groep, 3.15%, 3/29/22	330	335
ING Groep, 3.55%, 4/9/24	2,430	2,517
Intesa Sanpaolo, 3.125%, 7/14/22 (1)	1,055	1,046
Intesa Sanpaolo, 3.375%, 1/12/23 (1)	375	376
JPMorgan Chase, 2.95%, 10/1/26	980	992
JPMorgan Chase, 3.375%, 5/1/23	2,055	2,102
JPMorgan Chase, 4.625%, 5/10/21	900	935
JPMorgan Chase, VR, 3.559%, 4/23/24 (3)	1,250	1,294
JPMorgan Chase, VR, 3.782%, 2/1/28 (3)	990	1,050
JPMorgan Chase, VR, 3.882%, 7/24/38 (3)	1,380	1,454
.

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)
KeyBank, 3.35%, 6/15/21	1,775	1,806
KeyCorp, 2.90%, 9/15/20	1,220	1,227
M&T Bank, 3.55%, 7/26/23	2,140	2,238
Manufacturers & Traders Trust, 3.40%, 8/17/27	250	263
Mitsubishi UFJ Financial Group, 3.535%, 7/26/21	2,640	2,690
Morgan Stanley, 3.125%, 7/27/26	2,000	2,032
Morgan Stanley, 4.10%, 5/22/23	1,290	1,350
Morgan Stanley, 4.30%, 1/27/45	750	831
Morgan Stanley, 6.25%, 8/9/26	175	211
Morgan Stanley, VR, 3.971%, 7/22/38 (3)	815	856
PNC Bank, 3.50%, 6/8/23	2,025	2,103
Royal Bank of Scotland Group, VR, 4.519%, 6/25/24 (3)	2,050	2,126
Santander UK, 3.75%, 11/15/21	2,310	2,371
Santander UK, 5.00%, 11/7/23 (1)	200	210
State Street, 3.10%, 5/15/23	265	271
Sumitomo Mitsui Financial Group, 3.748%, 7/19/23 (2)	2,605	2,719
SunTrust Bank, VR, 3.502%, 8/2/22 (2)(3)	2,155	2,203
Svenska Handelsbanken, 3.35%, 5/24/21	1,860	1,891
Toronto-Dominion Bank, 2.50%, 12/14/20	890	892
Toronto-Dominion Bank, 3.25%, 6/11/21	2,005	2,039
Toronto-Dominion Bank, VR, 3.625%, 9/15/31 (2)(3)	235	238
UBS Group Funding Switzerland, 2.95%, 9/24/20 (1)	450	454
UBS Group Funding Switzerland, 3.00%, 4/15/21 (1)	1,200	1,210
UBS Group Funding Switzerland, 4.125%, 9/24/25 (1)	630	671
UniCredit, 6.572%, 1/14/22 (1)	1,270	1,358
United Overseas Bank, 3.20%, 4/23/21 (1)	2,300	2,329
Wells Fargo, 3.069%, 1/24/23 (2)	3,000	3,044
Wells Fargo Bank, VR, 3.325%, 7/23/21 (3)	1,500	1,512
		109,602
Brokerage Asset Managers Exchanges 0.1%
Intercontinental Exchange, 2.75%, 12/1/20 (2)	475	477
.

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)
Intercontinental Exchange, 3.45%, 9/21/23	1,145	1,191
Raymond James Financial, 3.625%, 9/15/26 (2)	100	104
		1,772
Finance Companies 1.0%
AerCap Ireland Capital, 3.30%, 1/23/23	485	491
AerCap Ireland Capital, 3.50%, 5/26/22	335	341
AerCap Ireland Capital, 4.125%, 7/3/23 (2)	1,915	1,996
AerCap Ireland Capital, 4.875%, 1/16/24	825	883
Air Lease, 2.50%, 3/1/21	760	760
Air Lease, 3.50%, 1/15/22	575	589
Air Lease, 3.625%, 4/1/27	830	837
Avolon Holdings Funding, 3.95%, 7/1/24 (1)	490	501
GATX, 2.60%, 3/30/20	95	95
GATX, 4.35%, 2/15/24 (2)	2,355	2,493
GATX, 4.85%, 6/1/21	650	676
GE Capital International Funding, 2.342%, 11/15/20	1,029	1,025
SMBC Aviation Capital Finance, 3.55%, 4/15/24 (1)	525	538
SMBC Aviation Capital Finance, 4.125%, 7/15/23 (1)	329	342
		11,567
Insurance 3.3%
AIA Group, 3.20%, 3/11/25 (1)	510	519
AIA Group, 3.60%, 4/9/29 (1)	1,825	1,910
AIA Group, FRN, 3M USD LIBOR + 0.52%, 2.907%, 9/20/21 (1)	1,490	1,490
AIG Global Funding, 3.35%, 6/25/21 (1)	1,210	1,230
Allstate, 6.125%, 12/15/32	150	190
American International Group, 3.875%, 1/15/35	425	430
Anthem, 2.50%, 11/21/20	390	391
Anthem, 4.55%, 3/1/48	1,135	1,205
Anthem, 4.65%, 1/15/43	460	497
Aon, 2.80%, 3/15/21	965	969
Aon, 3.875%, 12/15/25	405	433
.

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)
AXA Equitable Holdings, 3.90%, 4/20/23	480	499
Chubb INA Holdings, 3.35%, 5/15/24	550	573
Fidelity National Financial, 4.50%, 8/15/28	1,615	1,700
First American Financial, 4.60%, 11/15/24	390	416
High Street Funding Trust I, 4.111%, 2/15/28 (1)	1,100	1,161
Liberty Mutual Group, 4.50%, 6/15/49 (1)	1,655	1,789
Liberty Mutual Group, 4.85%, 8/1/44 (1)	1,350	1,503
Lincoln National, 3.80%, 3/1/28	1,205	1,263
Markel, 7.125%, 9/30/19	425	428
Marsh & McLennan, 3.30%, 3/14/23	210	215
Marsh & McLennan, 3.50%, 6/3/24	1,895	1,963
Metropolitan Life Global Funding I, 3.45%, 10/9/21 (1)	1,635	1,673
New York Life Global Funding, 1.50%, 10/24/19 (1)	1,220	1,218
New York Life Global Funding, 3.25%, 8/6/21 (1)	1,645	1,677
Pricoa Global Funding I, 1.45%, 9/13/19 (1)	620	619
Pricoa Global Funding I, 3.45%, 9/1/23 (1)	2,150	2,226
Principal Financial Group, 3.40%, 5/15/25	1,215	1,259
Reinsurance Group of America, 5.00%, 6/1/21	905	942
Teachers Insurance & Annuity Association of America, 4.27%,
5/15/47 (1)	1,400	1,526
Travelers, 6.25%, 6/15/37	225	308
Trinity Acquisition, 3.50%, 9/15/21	175	178
UnitedHealth Group, 3.50%, 8/15/39	1,960	1,962
UnitedHealth Group, 3.75%, 7/15/25	400	426
UnitedHealth Group, 4.75%, 7/15/45	900	1,052
Unum Group, 3.00%, 5/15/21	320	322
Unum Group, 5.625%, 9/15/20	150	155
Voya Financial, 3.125%, 7/15/24	1,440	1,455
Willis North America, 3.60%, 5/15/24	425	439
Willis North America, 4.50%, 9/15/28	1,100	1,190
		39,401

.

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)
Real Estate Investment Trusts 1.7%
Alexandria Real Estate Equities, 4.00%, 1/15/24 (2)	350	371
Alexandria Real Estate Equities, 4.00%, 2/1/50	1,975	2,009
American Campus Communities Operating Partnership,
3.625%, 11/15/27	1,791	1,832
American Campus Communities Operating Partnership,
4.125%, 7/1/24	540	570
Boston Properties, 3.125%, 9/1/23	900	919
Brixmor Operating Partnership, 3.875%, 8/15/22	775	799
Brixmor Operating Partnership, 3.90%, 3/15/27	495	511
Camden Property Trust, 4.625%, 6/15/21	1,000	1,034
Duke Realty, 4.00%, 9/15/28	2,090	2,225
Essex Portfolio, 4.50%, 3/15/48 (2)	1,435	1,569
Federal Realty Investment Trust, 2.75%, 6/1/23 (2)	1,000	1,009
Healthcare Realty Trust, 3.625%, 1/15/28	605	615
Highwoods Realty, 3.625%, 1/15/23 (2)	880	904
Kilroy Realty, 3.45%, 12/15/24	750	772
Kilroy Realty, 4.375%, 10/1/25	335	357
Regency Centers, 3.60%, 2/1/27 (2)	350	365
Regency Centers, 4.125%, 3/15/28	510	550
VEREIT Operating Partnership, 3.95%, 8/15/27	820	854
VEREIT Operating Partnership, 4.625%, 11/1/25	1,765	1,905
WEA Finance, 3.25%, 10/5/20 (1)	380	383
		19,553
Total Financial Institutions		181,895
INDUSTRIAL 16.6%
Basic Industry 1.0%
ArcelorMittal, 4.55%, 3/11/26	1,055	1,106
Braskem Netherlands Finance, 3.50%, 1/10/23 (1)	515	518
Carpenter Technology, 5.20%, 7/15/21 (2)	1,125	1,149
Celulosa Arauco y Constitucion, 3.875%, 11/2/27	570	580

.

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)
Dow Chemical, 3.15%, 5/15/24 (1)(2)	860	879
Fresnillo, 5.50%, 11/13/23 (1)	300	326
LYB International Finance II, 3.50%, 3/2/27	1,000	1,012
Newmont Goldcorp, 3.625%, 6/9/21 (1)	595	605
Nucor, 3.95%, 5/1/28	1,385	1,503
Nutrien, 4.00%, 12/15/26	505	534
Packaging Corp of America, 2.45%, 12/15/20	415	415
Packaging Corp of America, 3.65%, 9/15/24	370	384
Packaging Corp of America, 4.50%, 11/1/23	185	197
Solvay Finance America, 3.40%, 12/3/20 (1)(2)	770	776
West Fraser Timber, 4.35%, 10/15/24 (1)	1,145	1,178
		11,162
Capital Goods 1.0%
Boral Finance, 3.00%, 11/1/22 (1)	125	125
Caterpillar Financial Services, 3.15%, 9/7/21 (2)	3,180	3,241
CRH America Finance, 3.95%, 4/4/28 (1)	1,700	1,773
General Electric, 2.20%, 1/9/20	178	178
General Electric, 3.10%, 1/9/23	1,750	1,765
General Electric, 4.65%, 10/17/21	86	90
General Electric, 5.50%, 1/8/20	115	116
General Electric, 6.75%, 3/15/32	378	474
John Deere Capital, 2.35%, 1/8/21	545	547
L3Harris Technologies, 3.832%, 4/27/25	295	311
Lockheed Martin, 3.60%, 3/1/35	240	251
Lockheed Martin, 4.07%, 12/15/42 (2)	184	203
Raytheon, 7.20%, 8/15/27	200	261
Republic Services, 3.375%, 11/15/27	585	610
Roper Technologies, 3.00%, 12/15/20	295	296
Roper Technologies, 3.80%, 12/15/26	660	695
United Technologies, 3.35%, 8/16/21	1,150	1,172
		12,108
.

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)
Communications 2.3%
America Movil SAB de CV, 3.625%, 4/22/29 (2)	1,475	1,546
America Movil SAB de CV, 6.375%, 3/1/35	300	396
AT&T, 3.00%, 6/30/22	2,000	2,031
CC Holdings, 3.849%, 4/15/23	410	427
Charter Communications Operating, 4.908%, 7/23/25	1,200	1,293
Comcast, 3.125%, 7/15/22 (2)	1,000	1,025
Comcast, 3.20%, 7/15/36	80	79
Comcast, 3.90%, 3/1/38	590	630
Comcast, 3.95%, 10/15/25	800	860
Crown Castle International, 3.40%, 2/15/21	265	268
Crown Castle International, 3.70%, 6/15/26	700	730
Crown Castle Towers, 3.222%, 5/15/22 (1)	25	25
Crown Castle Towers, 3.663%, 5/15/25 (1)	195	201
Crown Castle Towers, 3.72%, 7/15/23 (1)	450	463
Fox, 4.03%, 1/25/24 (1)(2)	595	630
Interpublic Group, 3.50%, 10/1/20	230	233
Interpublic Group, 4.20%, 4/15/24 (2)	820	877
Omnicom Group, 3.60%, 4/15/26 (2)	695	720
Omnicom Group, 3.625%, 5/1/22	760	782
Omnicom Group, 3.65%, 11/1/24	460	480
RELX Capital, 3.50%, 3/16/23	530	547
Rogers Communications, 3.625%, 12/15/25	335	353
Rogers Communications, 4.35%, 5/1/49	1,295	1,399
SBA Tower Trust, 2.898%, 10/15/19 (1)	855	855
Sky, 2.625%, 9/16/19 (1)	200	200
Thomson Reuters, 3.35%, 5/15/26 (2)	220	224
Time Warner Cable, 4.00%, 9/1/21	100	102
Time Warner Cable, 5.00%, 2/1/20	240	243
Time Warner Cable, 6.55%, 5/1/37	235	273
Time Warner Cable, 6.75%, 6/15/39	275	327
.

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)
Verizon Communications, 2.625%, 8/15/26 (2)	3,010	3,002
Verizon Communications, 4.272%, 1/15/36	735	799
Verizon Communications, 5.15%, 9/15/23	550	610
Vodafone Group, 3.75%, 1/16/24	2,005	2,090
Walt Disney, 3.70%, 10/15/25 (1)	285	305
Weibo, 3.50%, 7/5/24	1,275	1,281
WPP Finance, 3.75%, 9/19/24	1,350	1,395
		27,701
Consumer Cyclical 3.5%
Alibaba Group Holding, 4.00%, 12/6/37	2,215	2,332
Amazon. com, 2.80%, 8/22/24	585	600
Amazon. com, 3.875%, 8/22/37	915	1,007
Amazon. com, 5.20%, 12/3/25	1,053	1,224
Aptiv, 4.15%, 3/15/24	365	383
AutoZone, 3.125%, 4/18/24 (2)	2,305	2,357
AutoZone, 3.125%, 4/21/26 (2)	445	449
BMW U. S. Capital, 2.95%, 4/14/22 (1)	1,395	1,413
Booking Holdings, 3.60%, 6/1/26	665	699
Booking Holdings, 3.65%, 3/15/25	810	852
Expedia Group, 5.00%, 2/15/26	1,800	1,984
Experian Finance, 4.25%, 2/1/29 (1)	595	653
Ford Motor Credit, 3.47%, 4/5/21	340	342
General Motors, 4.00%, 4/1/25	1,090	1,109
General Motors Financial, 3.15%, 1/15/20	520	521
General Motors Financial, 4.20%, 11/6/21	2,235	2,301
Harley-Davidson Financial Services, 3.55%, 5/21/21 (1)(2)	1,725	1,746
Hyatt Hotels, 3.375%, 7/15/23	185	189
Hyundai Capital America, 3.45%, 3/12/21 (1)	1,925	1,944
O'Reilly Automotive, 3.90%, 6/1/29	2,470	2,622
O'Reilly Automotive, 4.875%, 1/14/21	700	720
PACCAR Financial, 1.95%, 2/27/20 (2)	540	539
.

T. ROWE PRICE U. S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)
PACCAR Financial, 3.10%, 5/10/21 (2)	1,485	1,504
QVC, 4.375%, 3/15/23	2,020	2,072
QVC, 4.45%, 2/15/25	70	71
QVC, 4.85%, 4/1/24	840	865
Toyota Industries, 3.11%, 3/12/22 (1)	2,150	2,181
Toyota Motor, 3.183%, 7/20/21 (2)	1,515	1,543
Toyota Motor Credit, 2.95%, 4/13/21	1,730	1,751
Visa, 2.15%, 9/15/22 (2)	1,005	1,005
Volkswagen Group of America Finance, 4.00%, 11/12/21 (1)(2)	2,215	2,283
Walmart, 3.40%, 6/26/23	1,900	1,986
		41,247
Consumer Non-Cyclical 4.0%
Abbott Laboratories, 3.40%, 11/30/23	784	817
Abbott Laboratories, 4.75%, 11/30/36	1,500	1,794
AbbVie, 3.20%, 5/14/26	225	226
AbbVie, 3.60%, 5/14/25	880	907
AbbVie, 4.45%, 5/14/46	1,280	1,266
AbbVie, 4.50%, 5/14/35	1,215	1,266
Agilent Technologies, 3.875%, 7/15/23	920	962
Altria Group, 3.49%, 2/14/22 (2)	1,080	1,103
Altria Group, 4.75%, 5/5/21	1,000	1,039
Amgen, 5.75%, 3/15/40	900	1,088
BAT Capital, 2.764%, 8/15/22	1,215	1,216
Baxalta, 2.875%, 6/23/20	166	167
Bayer U. S. Finance II, 3.50%, 6/25/21 (1)	850	863
Becton Dickinson & Company, 3.70%, 6/6/27	1,089	1,138
Bestfoods, 6.625%, 4/15/28	5	6
Biogen, 3.625%, 9/15/22	530	547
Boston Scientific, 3.75%, 3/1/26	2,350	2,477
Bristol-Myers Squibb, 2.90%, 7/26/24 (1)	2,815	2,871
Celgene, 3.55%, 8/15/22	905	935
.

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)
Cigna, 3.75%, 7/15/23 (1)	2,755	2,862
CVS Health, 3.125%, 3/9/20 (2)	1,365	1,370
CVS Health, 5.05%, 3/25/48 (2)	1,160	1,252
CVS Health, 5.125%, 7/20/45	925	1,003
Danone, 2.947%, 11/2/26 (1)	1,065	1,074
Elanco Animal Health, 3.912%, 8/27/21	290	296
Express Scripts Holding, 2.60%, 11/30/20	1,075	1,076
Express Scripts Holding, 3.00%, 7/15/23	340	344
Gilead Sciences, 3.25%, 9/1/22	600	616
Hackensack Meridian Health, 4.211%, 7/1/48	1,680	1,865
Indiana University Health Obligated Group, 3.97%, 11/1/48	1,030	1,148
Kaiser Foundation Hospitals, 3.50%, 4/1/22	445	459
Keurig Dr Pepper, 2.55%, 9/15/26	450	432
Keurig Dr Pepper, 3.551%, 5/25/21	920	937
Kraft Heinz Foods, 4.00%, 6/15/23 (2)	1,600	1,674
McKesson, 3.65%, 11/30/20	1,230	1,249
Memorial Sloan-Kettering Cancer Center, Series 2015, 4.20%,
7/1/55	600	682
Northwell Healthcare, 3.979%, 11/1/46	1,275	1,309
Partners Healthcare System, Series 2011, 3.443%, 7/1/21	700	716
Shire Acquisitions Investments Ireland, 2.875%, 9/23/23	1,660	1,677
Stanford Health Care, Series 2018, 3.795%, 11/15/48	440	475
Teva Pharmaceutical Finance IV, 3.65%, 11/10/21	750	714
Unilever Capital, 3.00%, 3/7/22	1,255	1,283
West Virginia United Health System Obligated Group, Series
2018, 4.924%, 6/1/48	1,600	1,889
		47,090
Energy 2.2%
APT Pipelines, 4.25%, 7/15/27 (1)	375	394
Boardwalk Pipelines, 4.45%, 7/15/27	230	234
Boardwalk Pipelines, 4.95%, 12/15/24	360	382
BP Capital Markets America, 3.41%, 2/11/26	1,280	1,337
.

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)
Canadian Natural Resources, 2.95%, 1/15/23	1,475	1,489
Columbia Pipeline Group, 3.30%, 6/1/20	640	643
Concho Resources, 3.75%, 10/1/27	360	370
ConocoPhillips, 4.95%, 3/15/26	1,900	2,163
DCP Midstream Operating, 4.75%, 9/30/21 (1)	710	728
Enbridge, 4.00%, 10/1/23	420	440
Enbridge, 4.25%, 12/1/26	355	386
Enbridge, 5.50%, 12/1/46 (2)	555	680
Enbridge Energy Partners, 5.20%, 3/15/20 (2)	225	228
Enbridge Energy Partners, 5.50%, 9/15/40	165	191
Eni, 4.00%, 9/12/23 (1)	620	648
Enterprise Products Operating, 3.50%, 2/1/22	2,650	2,718
EOG Resources, 2.625%, 3/15/23	2,175	2,195
Florida Gas Transmission, 3.875%, 7/15/22 (1)	435	447
Magellan Midstream Partners, 4.25%, 2/1/21	325	332
Nabors Industries, 5.50%, 1/15/23 (2)	400	374
Occidental Petroleum, 3.00%, 2/15/27 (2)	1,475	1,462
Sabine Pass Liquefaction, 4.20%, 3/15/28	795	829
Schlumberger Holdings, 3.75%, 5/1/24 (1)(2)	1,065	1,114
Southeast Supply Header, 4.25%, 6/15/24 (1)	405	413
Spectra Energy Partners, 3.375%, 10/15/26 (2)	440	448
Suncor Energy, 3.60%, 12/1/24	355	369
Transcontinental Gas Pipe Line, 4.60%, 3/15/48	780	826
Williams, 4.85%, 3/1/48	185	197
Williams, 5.25%, 3/15/20	600	610
Woodside Finance, 3.70%, 9/15/26 (1)	315	321
Woodside Finance, 3.70%, 3/15/28 (1)	425	428
Woodside Finance, 4.50%, 3/4/29 (1)	2,640	2,819
		26,215
Industrial Other 0.2%
Alfa SAB de CV, 5.25%, 3/25/24 (1)	200	216
.

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)
Georgetown University, Series B, 4.315%, 4/1/49	1,475	1,725
President & Fellows of Harvard College, 3.619%, 10/1/37	385	400
		2,341
Technology 1.7%
Analog Devices, 2.85%, 3/12/20 (2)	895	896
Apple, 3.20%, 5/11/27	4,085	4,255
Avnet, 4.625%, 4/15/26	1,440	1,526
Baidu, 3.875%, 9/29/23	1,555	1,612
Broadcom, 3.00%, 1/15/22	2,695	2,707
Fidelity National Information Services, 4.25%, 5/15/28	1,745	1,903
International Business Machines, 8.375%, 11/1/19	100	101
Keysight Technologies, 3.30%, 10/30/19	1,200	1,201
Keysight Technologies, 4.55%, 10/30/24	1,427	1,522
Microchip Technology, 3.922%, 6/1/21	460	468
Micron Technology, 4.185%, 2/15/27	1,390	1,404
Panasonic, 2.536%, 7/19/22 (1)	1,035	1,034
Tencent Holdings, 2.985%, 1/19/23 (1)	550	556
Tencent Holdings, 3.595%, 1/19/28 (1)	1,090	1,125
		20,310
Transportation 0.7%
American Airlines PTT, Series 2014-1, Class A, 3.70%, 10/1/26	658	683
American Airlines PTT, Series 2016-1, Class B, 5.25%, 1/15/24	902	948
Burlington Northern Santa Fe, 6.15%, 5/1/37	100	134
Canadian National Railway, 6.25%, 8/1/34 (2)	95	130
Continental Airlines PTT, Series 2010-1, Class A, 4.75%,
1/12/21	91	93
Delta Air Lines, 2.60%, 12/4/20	740	739
Delta Air Lines, 2.875%, 3/13/20	615	615
Delta Air Lines, 3.80%, 4/19/23	550	566
Delta Air Lines PTT, Series 2009-1, Class A, 7.75%, 12/17/19	191	194
ERAC USA Finance, 4.50%, 8/16/21 (1)	320	333

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)
ERAC USA Finance, 4.50%, 2/15/45 (1)	260	275
ERAC USA Finance, 5.25%, 10/1/20 (1)	375	387
Heathrow Funding, 4.875%, 7/15/21 (1)	1,120	1,161
Kansas City Southern, 3.00%, 5/15/23	340	347
Norfolk Southern, 5.59%, 5/17/25	48	54
Transurban Finance, 3.375%, 3/22/27 (1)	225	224
Transurban Finance, 4.125%, 2/2/26 (1)	175	183
United Airlines PTT, Series 2014-1, Class B, 4.75%, 4/11/22	168	173
United Airlines PTT, Series 2014-2, Class B, 4.625%, 9/3/22	699	717
United Airlines PTT, Series 2016-2, Class A, 3.10%, 10/7/28	842	829
		8,785
Total Industrial		196,959
UTILITY 2.9%
Electric 2.5%
American Electric Power, 3.65%, 12/1/21	205	211
Ausgrid Finance, 3.85%, 5/1/23 (1)	1,105	1,142
Berkshire Hathaway Energy, 6.125%, 4/1/36	170	230
CenterPoint Energy, 3.60%, 11/1/21	850	868
CenterPoint Energy Houston Electric, Series K2, 6.95%,
3/15/33	100	142
CMS Energy, 4.875%, 3/1/44	600	692
Dominion Energy, 5.20%, 8/15/19	810	811
Dominion Energy, STEP, 2.579%, 7/1/20	175	175
Dominion Energy, Series B, 1.60%, 8/15/19	290	290
Duke Energy, 2.65%, 9/1/26 (2)	355	351
Duke Energy, 3.75%, 9/1/46	280	278
Duke Energy Florida, 6.35%, 9/15/37	170	238
Duke Energy Progress, 6.30%, 4/1/38	100	138
Enel Finance International, 4.25%, 9/14/23 (1)	1,930	2,032
Exelon, 3.40%, 4/15/26	1,815	1,878
Exelon Generation, 5.20%, 10/1/19	570	572

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)
FirstEnergy Transmission, 4.35%, 1/15/25 (1)	775	832
Metropolitan Edison, 4.30%, 1/15/29 (1)	2,300	2,535
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28 (1)	1,765	1,904
Mississippi Power, 3.95%, 3/30/28	895	948
National Rural Utilities Cooperative Finance, 2.90%, 3/15/21 (2)	2,100	2,125
Nevada Power, Series N, 6.65%, 4/1/36	400	544
Ohio Power, Series M, 5.375%, 10/1/21	450	479
PacifiCorp, 4.125%, 1/15/49	1,400	1,565
PacifiCorp, 6.25%, 10/15/37	90	122
PECO Energy, 5.95%, 10/1/36	150	197
Public Service Electric & Gas, 5.70%, 12/1/36	180	229
San Diego Gas & Electric, 4.10%, 6/15/49	1,765	1,881
San Diego Gas & Electric, 6.125%, 9/15/37	170	214
Southern, 4.40%, 7/1/46	1,905	2,032
Southern Power, 5.15%, 9/15/41	500	544
Tampa Electric, 6.15%, 5/15/37	700	912
Virginia Electric & Power, Series A, 2.875%, 7/15/29 (2)	1,100	1,106
Vistra Operations, 3.55%, 7/15/24 (1)	1,270	1,280
Xcel Energy, 4.70%, 5/15/20	375	377
		29,874
Natural Gas 0.4%
NiSource, 3.49%, 5/15/27	695	720
NiSource, 3.65%, 6/15/23	1,790	1,857
NiSource, 3.95%, 3/30/48 (2)	1,000	1,029
Southern California Gas, Series KK, 5.75%, 11/15/35	140	171
Southern Company Gas Capital, 5.25%, 8/15/19	210	210
		3,987
Total Utility		33,861
Total Corporate Bonds (Cost $395,131)		412,715

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)

ASSET-BACKED SECURITIES 3.3%

Car Loan 1.4%

AmeriCredit Automobile Receivables Trust
Series 2017-1, Class A3
1.87%, 8/18/21	81	81

Avis Budget Rental Car Funding AESOP
Series 2016-2A, Class A
2.72%, 11/20/22 (1)	2,170	2,178

Avis Budget Rental Car Funding AESOP
Series 2019-1A, Class A
3.45%, 3/20/23 (1)	1,090	1,114

Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class B
3.55%, 9/22/25 (1)	1,170	1,202

BMW Vehicle Lease Trust
Series 2017-2, Class A3
2.07%, 10/20/20	364	364

CarMax Auto Owner Trust
Series 2017-4, Class A3
2.11%, 10/17/22	285	285

CarMax Auto Owner Trust
Series 2018-2, Class A3
2.98%, 1/17/23	775	783

Enterprise Fleet Financing
Series 2017-1, Class A2
2.13%, 7/20/22 (1)	53	53

Ford Credit Auto Owner Trust
Series 2019-1, Class B
3.82%, 7/15/30 (1)	2,745	2,853

GM Financial Consumer Automobile Receivables Trust
Series 2018-2, Class A3
2.81%, 12/16/22	1,195	1,205

GMF Floorplan Owner Revolving Trust
Series 2017-1, Class A1
2.22%, 1/18/22 (1)	735	734

Huntington Auto Trust
Series 2016-1, Class A3
1.59%, 11/16/20	26	26

Hyundai Auto Receivables Trust
Series 2018-A, Class A3
2.79%, 7/15/22	600	604

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)

Santander Drive Auto Receivables Trust
Series 2015-2, Class E
4.02%, 9/15/22 (1)	1,300	1,302

Santander Drive Auto Receivables Trust
Series 2015-3, Class E
4.50%, 6/17/23 (1)	1,300	1,308

Santander Drive Auto Receivables Trust
Series 2018-2, Class B
3.03%, 9/15/22	820	822

Santander Retail Auto Lease Trust
Series 2019-A, Class A3
2.77%, 6/20/22 (1)	1,265	1,276

World Omni Auto Receivables Trust
Series 2016-A, Class A3
1.77%, 9/15/21	394	394

World Omni Auto Receivables Trust
Series 2018-A, Class A2
2.19%, 5/17/21	194	194

		16,778
Credit Card 0.1%

Barclays Dryrock Issuance Trust
Series 2015-1, Class A
2.20%, 12/15/22	135	135

Synchrony Credit Card Master Note Trust
Series 2017-2, Class A
2.62%, 10/15/25	610	617

		752
Other Asset-Backed Securities 1.5%

Allegro III
Series 2015-1A, Class AR, CLO, FRN
3M USD LIBOR + 0.84%, 3.116%, 7/25/27 (1)	1,530	1,524

Arby's Funding
Series 2015-1A, Class A2
4.969%, 10/30/45 (1)	1,444	1,478

Ascentium Equipment Receivables Trust
Series 2018-1A, Class A3
3.21%, 9/11/23 (1)	1,465	1,478

CIFC Funding
Series 2015-5A, Class A1R, CLO, FRN
3M USD LIBOR + 0.86%, 3.136%, 10/25/27 (1)	1,525	1,519

.

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)

CNH Equipment Trust
Series 2017-C, Class A3
2.08%, 2/15/23	560	559

Driven Brands Funding
Series 2018-1A, Class A2
4.739%, 4/20/48 (1)	405	422

Elara HGV Timeshare Issuer
Series 2017-A, Class A
2.69%, 3/25/30 (1)	297	298

GreatAmerica Leasing Receivables Funding
Series 2017-1, Class A3
2.06%, 6/22/20 (1)	73	73

GreatAmerica Leasing Receivables Funding
Series 2018-1, Class A3
2.60%, 6/15/21 (1)	280	280

Hardee's Funding
Series 2018-1A, Class A2I
4.25%, 6/20/48 (1)	541	550

Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48 (1)	1,330	1,404

Jimmy Johns Funding
Series 2017-1A, Class A2I
3.61%, 7/30/47 (1)	230	232

MMAF Equipment Finance
Series 2017-B, Class A3
2.21%, 10/17/22 (1)	815	814

MVW Owner Trust
Series 2014-1A, Class A
2.25%, 9/22/31 (1)	59	58

Octagon Investment Partners XXIII
Series 2015-1A, Class A1R, CLO, FRN
3M USD LIBOR + 0.85%, 3.153%, 7/15/27 (1)	850	847

OZLM VIII
Series 2014-8A, Class A1RR, CLO, FRN
3M USD LIBOR + 1.17%, 3.473%, 10/17/29 (1)	1,645	1,641

OZLM VIII
Series 2014-8A, Class A2RR, CLO, FRN
3M USD LIBOR + 1.80%, 4.103%, 10/17/29 (1)	1,095	1,090

Planet Fitness Master Issuer
Series 2018-1A, Class A2I
4.262%, 9/5/48 (1)	2,496	2,564
.

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)

Sierra Timeshare Receivables Funding
Series 2014-3A, Class A
2.30%, 10/20/31 (1)	73	73

Sierra Timeshare Receivables Funding
Series 2015-3A, Class A
2.58%, 9/20/32 (1)	48	48

Sonic Capital
Series 2018-1A, Class A2
4.026%, 2/20/48 (1)	144	147

Volvo Financial Equipment
Series 2017-1A, Class A3
1.92%, 3/15/21 (1)	129	129

Wendy's Funding
Series 2018-1A, Class A2I
3.573%, 3/15/48 (1)	310	313

		17,541
Student Loan 0.3%

Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2
3.13%, 2/15/68 (1)	1,825	1,864

SLM Student Loan Trust
Series 2010-1, Class A, FRN
1M USD LIBOR + 0.40%, 2.666%, 3/25/25	1,042	1,011

SMB Private Education Loan Trust
Series 2018-B, Class A2A
3.60%, 1/15/37 (1)	1,155	1,207

		4,082
Total Asset-Backed Securities (Cost $38,650)		39,153

BANK LOANS 0.1% (4)

Communications 0.1%

Charter Communications Operating, FRN, 3M USD LIBOR +
2.00%, 4.33%, 4/30/25	1,271	1,273

Total Bank Loans (Cost $1,269)		1,273

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)

NON-U. S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 3.6%

Collateralized Mortgage Obligations 1.8%

COLT Mortgage Loan Trust
Series 2018-1, Class A1, CMO, ARM
2.93%, 2/25/48 (1)	232	232

Connecticut Avenue Securities
Series 2016-C03, Class 1M1, CMO, ARM
1M USD LIBOR + 2.00%, 4.145%, 10/25/28	113	114

Connecticut Avenue Securities
Series 2016-C04, Class 1M1, CMO, ARM
1M USD LIBOR + 1.45%, 3.716%, 1/25/29	93	94

Connecticut Avenue Securities
Series 2018-C03, Class 1M1, CMO, ARM
1M USD LIBOR + 0.68%, 2.946%, 10/25/30	672	672

Connecticut Avenue Securities
Series 2019-R03, Class 1M1, CMO, ARM
1M USD LIBOR + 0.75%, 3.016%, 9/25/31 (1)	1,230	1,230

Deephaven Residential Mortgage Trust
Series 2018-1A, Class A1, CMO, ARM
2.976%, 12/25/57 (1)	407	407

Deephaven Residential Mortgage Trust
Series 2019-2A, Class A1, CMO, ARM
3.558%, 4/25/59 (1)	1,329	1,340

Galton Funding Mortgage Trust
Series 2018-1, Class A23, CMO, ARM
3.50%, 11/25/57 (1)	539	543

Galton Funding Mortgage Trust
Series 2019-1, Class A42, CMO, ARM
4.00%, 2/25/59 (1)	1,605	1,630

Homeward Opportunities Fund I Trust
Series 2018-1, Class A1, CMO, ARM
3.766%, 6/25/48 (1)	858	869

MetLife Securitization Trust
Series 2018-1A, Class A, CMO, ARM
3.75%, 3/25/57 (1)	2,069	2,145

Mill City Mortgage Loan Trust
Series 2016-1, Class A1, CMO, ARM
2.50%, 4/25/57 (1)	92	91

.

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)

Mill City Mortgage Loan Trust
Series 2018-1, Class A1, CMO, ARM
3.25%, 5/25/62 (1)	1,019	1,030

Seasoned Credit Risk Transfer Trust
Series 2016-1, Class M1, CMO, ARM
3.00%, 9/25/55 (1)	320	310

Sequoia Mortgage Trust
Series 2018-CH1, Class A11, CMO, ARM
3.50%, 2/25/48 (1)	751	765

Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM
4.00%, 6/25/48 (1)	1,580	1,618

Sequoia Mortgage Trust
Series 2018-CH4, Class A11, CMO, ARM
4.00%, 10/25/48 (1)	2,021	2,061

STACR Trust
Series 2019-HQA2, Class M1, CMO, ARM
1M USD LIBOR + 0.70%, 2.966%, 4/25/49 (1)	365	365

Structured Agency Credit Risk Debt Notes
Series 2015-DNA2, Class M2, CMO, ARM
1M USD LIBOR + 2.60%, 4.866%, 12/25/27	314	317

Structured Agency Credit Risk Debt Notes
Series 2016-HQA1, Class M2, CMO, ARM
1M USD LIBOR + 2.75%, 5.016%, 9/25/28	176	178

Structured Agency Credit Risk Debt Notes
Series 2018-DNA1, Class M1, CMO, ARM
1M USD LIBOR + 0.45%, 2.716%, 7/25/30	1,326	1,325

Structured Agency Credit Risk Debt Notes
Series 2018-SPI2, Class M1, CMO, ARM
3.817%, 5/25/48 (1)	973	976

Towd Point Mortgage Trust
Series 2015-3, Class A1B, CMO, ARM
3.00%, 3/25/54 (1)	303	303

Towd Point Mortgage Trust
Series 2015-4, Class A1B, CMO, ARM
2.75%, 4/25/55 (1)	301	301

Towd Point Mortgage Trust
Series 2016-1, Class A1B, CMO, ARM
2.75%, 2/25/55 (1)	333	332

Towd Point Mortgage Trust
Series 2016-2, Class A1A, CMO, ARM
2.75%, 8/25/55 (1)	344	345
.

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)

Towd Point Mortgage Trust
Series 2016-3, Class A1, CMO, ARM
2.25%, 4/25/56 (1)	381	379

Towd Point Mortgage Trust
Series 2017-1, Class A1, CMO, ARM
2.75%, 10/25/56 (1)	404	406

Towd Point Mortgage Trust
Series 2017-6, Class A1, CMO, ARM
2.75%, 10/25/57 (1)	662	664

Towd Point Mortgage Trust
Series 2018-1, Class A1, CMO, ARM
3.00%, 1/25/58 (1)	354	355

Verus Securitization Trust
Series 2018-INV1, Class A1, CMO, ARM
3.626%, 3/25/58 (1)	709	713

		22,110
Commercial Mortgage-Backed Securities 1.8%

Ashford Hospitality Trust
Series 2018-ASHF, Class A, ARM
1M USD LIBOR + 0.90%, 3.225%, 4/15/35 (1)	1,805	1,805

Atrium Hotel Portfolio Trust
Series 2017-ATRM, Class A, ARM
1M USD LIBOR + 0.93%, 3.255%, 12/15/36 (1)	1,435	1,435

Cantor Commercial Real Estate Lending
Series 2019-CF1, Class 65A, ARM
4.411%, 5/15/52 (1)	745	784

CD Mortgage Trust
Series 2016-CD2, Class A4, ARM
3.526%, 11/10/49	910	965

CGGS Commercial Mortgage Trust
Series 2018-WSS, Class A, ARM
1M USD LIBOR + 0.90%, 3.225%, 2/15/37 (1)	1,850	1,849

Citigroup Commercial Mortgage Trust
Series 2014-GC21, Class AS
4.026%, 5/10/47	890	941

Citigroup Commercial Mortgage Trust
Series 2015-GC33, Class A4
3.778%, 9/10/58	440	470

Citigroup Commercial Mortgage Trust
Series 2017-P7, Class AS
3.915%, 4/14/50	1,450	1,538

.

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)

Commercial Mortgage Trust
Series 2014-LC15, Class B, ARM
4.599%, 4/10/47	765	813

Commercial Mortgage Trust
Series 2015-LC21, Class A4
3.708%, 7/10/48	1,800	1,914

Commercial Mortgage Trust
Series 2017-PANW, Class A
3.244%, 10/10/29 (1)	1,195	1,232

Goldman Sachs Mortgage Securities Trust
Series 2018-GS9, Class A4, ARM
3.992%, 3/10/51	740	810

JPMorgan Chase Commercial Mortgage Securities Trust
Series 2017-JP5, Class A5
3.723%, 3/15/50	1,545	1,658

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24, Class AS, ARM
4.036%, 5/15/48	660	705

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C27, Class AS
4.068%, 12/15/47	1,380	1,472

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C30, Class A5
2.86%, 9/15/49	300	304

Morgan Stanley Capital I Trust
Series 2015-MS1, Class A4, ARM
3.779%, 5/15/48	700	747

New Orleans Hotel Trust
Series 2019-HNLA, Class C, ARM
1M USD LIBOR + 1.589%, 3.914%, 4/15/32 (1)	790	792

RETL
Series 2019-RVP, Class A, ARM
1M USD LIBOR + 1.15%, 3.475%, 3/15/36 (1)	741	743

		20,977
Total Non-U.S. Government Mortgage-Backed Securities (Cost $42,318)		43,087

.

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)
U. S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 32.0%
U. S. Government Agency Obligations 22.8% (5)
Federal Home Loan Mortgage
1.749%, 2/25/22	1,470	1,461
1.875%, 4/25/22	1,265	1,256
2.206%, 6/25/25	971	973
2.413%, 1/25/21	144	144
2.50% , 4/1/30 - 3/1/43	1,720	1,733
2.777%, 4/25/23	246	248
2.952%, 2/25/27	714	733
3.00%, 6/1/43 - 7/1/43	2,517	2,566
3.50%, 3/1/42 - 3/1/46	7,501	7,812
4.00%, 10/1/40 - 8/1/45	2,710	2,867
4.50%, 8/1/39 - 10/1/41	1,235	1,335
5.00%, 7/1/25 - 8/1/40	1,020	1,112
5.50%, 1/1/35 - 12/1/39	203	227
6.00%, 10/1/21 - 8/1/38	165	186
6.50%, 4/1/24 - 1/1/36	87	99
7.00%, 6/1/32	2	2
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.726%, 4.48%, 7/1/35	24	25
12M USD LIBOR + 1.625%, 4.56%, 4/1/37	51	54
12M USD LIBOR + 1.75%, 4.831%, 2/1/35	62	65
12M USD LIBOR + 1.979%, 4.848%, 11/1/36	15	16
12M USD LIBOR + 1.745%, 4.87%, 2/1/37	28	29
12M USD LIBOR + 2.01%, 4.884%, 12/1/36	25	27
Federal Home Loan Mortgage, CMO, 4.00%, 11/15/36	26	27
Federal National Mortgage Assn.
2.00%, 8/1/28	597	594

.

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)
2.50% , 5/1/30 - 8/1/46	4,355	4,358
3.00% , 10/1/32 - 11/1/48	69,115	70,282
3.50% , 11/1/25 - 6/1/49	66,756	69,049
4.00% , 11/1/40 - 8/1/49	53,868	56,516
4.50% , 10/1/20 - 3/1/49	17,832	19,003
5.00% , 9/1/19 - 12/1/48	8,071	8,621
5.50% , 9/1/19 - 5/1/44	5,821	6,503
6.00% , 5/1/21 - 7/1/41	3,574	4,053
6.50% , 5/1/31 - 9/1/38	407	466
7.00% , 2/1/24 - 11/1/36	19	21
7.50% , 12/1/30 - 3/1/31	1	1
Federal National Mortgage Assn. , ARM
12M USD LIBOR + 1.543%, 4.305%, 7/1/35	16	17
12M USD LIBOR + 1.655%, 4.369%, 8/1/37	8	8
12M USD LIBOR + 1.597%, 4.452%, 7/1/36	36	37
12M USD LIBOR + 1.882%, 4.882%, 1/1/37	8	8
Federal National Mortgage Assn. , CMO, 4.00%, 6/25/44	1,031	1,066
Federal National Mortgage Assn. , TBA
3.00%, 8/1/34 (6)	2,365	2,412
3.50%, 8/1/34 (6)	2,840	2,933
		268,945
U. S. Government Obligations 9.2%
Government National Mortgage Assn.
3.00% , 9/15/42 - 12/20/46	18,277	18,758
3.50% , 9/15/41 - 1/20/49	17,273	17,942
4.00% , 2/15/41 - 4/20/49	18,528	19,359
4.50% , 6/15/39 - 7/20/49	18,324	19,222
5.00% , 9/15/39 - 6/20/49	17,673	18,769
5.50% , 2/20/34 - 3/20/49	3,640	3,877
6.00% , 8/15/33 - 4/15/36	26	31
6.50%, 12/20/33	1	1

.

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)
7.50% , 8/15/25 - 1/15/32	47	49
8.00%, 1/15/26	7	7
Government National Mortgage Assn. , CMO, 3.00%, 11/20/47-
12/20/47	1,095	1,116
Government National Mortgage Assn. , CMO, ARM, 1M USD
LIBOR + 0.30%, 2.572%, 9/20/48	654	652
Government National Mortgage Assn. , TBA, 3.50%, 9/20/49 (6)	8,895	9,188
		108,971
Total U. S. Government & Agency Mortgage-Backed Securities (Cost $370,469)		377,916

U. S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 21.6%
U. S. Government Agency Obligations 0.1% (7)
Federal National Mortgage Assn. , 6.25%, 5/15/29 (2)	342	462
Federal National Mortgage Assn. , 6.625%, 11/15/30	500	714
Total U. S. Government Agency Obligations		1,176
U. S. Treasury Obligations 21.5%
U. S. Treasury Bonds, 2.25%, 8/15/46	2,190	2,067
U. S. Treasury Bonds, 2.50%, 2/15/45	3,535	3,520
U. S. Treasury Bonds, 2.50%, 5/15/46	4,805	4,775
U. S. Treasury Bonds, 2.75%, 11/15/42	3,000	3,143
U. S. Treasury Bonds, 2.75%, 8/15/47	9,370	9,768
U. S. Treasury Bonds, 3.00%, 11/15/44	585	638
U. S. Treasury Bonds, 3.00%, 5/15/45	4,115	4,495
U. S. Treasury Bonds, 3.00%, 11/15/45	6,780	7,412
U. S. Treasury Bonds, 3.00%, 2/15/47	3,400	3,725
U. S. Treasury Bonds, 3.00%, 5/15/47	3,150	3,447
U. S. Treasury Bonds, 3.00%, 2/15/48	15,800	17,289
U. S. Treasury Bonds, 3.00%, 8/15/48	4,035	4,421
U. S. Treasury Bonds, 3.125%, 11/15/41	13,875	15,514
U. S. Treasury Bonds, 3.50%, 2/15/39	14,620	17,350
U. S. Treasury Bonds, 3.625%, 8/15/43	4,890	5,900
.

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)
U. S. Treasury Bonds, 4.375%, 5/15/41	1,900	2,535
U. S. Treasury Notes, 2.00%, 5/31/24	10,000	10,080
U. S. Treasury Notes, 2.25%, 8/15/27	6,570	6,713
U. S. Treasury Notes, 2.75%, 4/30/23 (8)	42,195	43,579
U. S. Treasury Notes, 2.75%, 7/31/23	19,700	20,386
U. S. Treasury Notes, 2.75%, 8/31/23	18,015	18,657
U. S. Treasury Notes, 2.75%, 2/15/24	6,535	6,794
U. S. Treasury Notes, 2.75%, 2/15/28	28,100	29,804
U. S. Treasury Notes, 2.875%, 8/15/28	10,990	11,785
Total U. S. Treasury Obligations		253,797
Total U. S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost
$238,353)		254,973

FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 1.8%
Government Guaranteed 0.0%
Kreditanstalt fuer Wiederaufbau, 4.00%, 1/27/20	525	530
		530
Local Authorities 0.8%
Province of Alberta, 3.30%, 3/15/28	1,605	1,716
Province of Manitoba, 2.60%, 4/16/24 (2)	1,492	1,525
Province of New Brunswick, 3.625%, 2/24/28 (2)	2,545	2,773
Province of Ontario, 2.40%, 2/8/22	2,000	2,020
Province of Quebec, 2.75%, 8/25/21	1,350	1,369
Province of Quebec, 7.50%, 9/15/29	104	150
		9,553
Owned No Guarantee 0.6%
Autoridad del Canal de Panama, 4.95%, 7/29/35 (1)	295	331
CNOOC Finance, 3.00%, 5/9/23	870	878
Pertamina Persero, 4.30%, 5/20/23 (1)	650	682
Perusahaan Gas Negara Persero, 5.125%, 5/16/24 (1)	405	439
Petroleos Mexicanos, 6.00%, 3/5/20	859	871
.

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)
Petroleos Mexicanos, 6.375%, 2/4/21	265	275
State Grid Overseas Investment, 2.25%, 5/4/20 (1)	1,260	1,257
State Grid Overseas Investment, 3.75%, 5/2/23 (1)	1,155	1,202
Syngenta Finance, 3.698%, 4/24/20 (1)	1,200	1,206
		7,141
Sovereign 0.4%
Government of Bermuda, 4.138%, 1/3/23 (1)	660	695
Republic of Colombia, 4.00%, 2/26/24 (2)	260	273
Republic of Indonesia, 4.875%, 5/5/21	700	728
Republic of Poland, 3.25%, 4/6/26	845	890
Republic of South Africa, 5.50%, 3/9/20	575	583
United Mexican States, 4.125%, 1/21/26	705	739
United Mexican States, 8.00%, 9/24/22	300	349
		4,257
Total Foreign Government Obligations & Municipalities (Cost $20,647)		21,481

MUNICIPAL SECURITIES 2.2%
California 0.4%
California, Build America, GO, 7.625%, 3/1/40	1,350	2,154
Inland Valley Dev. Agency, Tax Allocation, Series B, 5.50%,
3/1/33 (9)	250	279
Los Angeles Airport, Build America, Series C, 7.053%, 5/15/40	700	1,068
San Diego County Water Auth. Fin. , Build America, Series B,
6.138%, 5/1/49	275	390
San Jose Redev. Agency, Senior Tax Allocation, Series A,
3.375%, 8/1/34	610	633
Univ. of California Regents, Build America, 5.77%, 5/15/43	470	620
		5,144
Georgia 0.2%
Municipal Electric Auth. of Georgia, Build America, Vogtle Units,
6.655%, 4/1/57	1,816	2,465
		2,465

.

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)
Illinois 0.3%
Chicago O'Hare International Airport, Build America, Series B,
6.395%, 1/1/40	1,350	1,914
Illinois Toll Highway Auth. , Build America, Series A, 6.184%,
1/1/34	295	395
Metropolitan Water Reclamation Dist. of Greater Chicago, Build
America, Series A-1, GO, 5.72%, 12/1/38	460	603
		2,912
Maryland 0.2%
Maryland Economic Development, Seagirt Marine Terminal,
Series B, 4.75%, 6/1/42	2,025	2,111
		2,111
Michigan 0.1%
Detroit City School Dist. , Qualified School Construction Bonds,
GO, 6.645%, 5/1/29	1,220	1,546
		1,546
New Jersey 0.1%
New Jersey Turnpike Auth. , Build America, Series F, 7.414%,
1/1/40	1,000	1,574
		1,574
New York 0.2%
Dormitory Auth. of the State of New York, New York Univ. ,
Series B, 3.879%, 7/1/46	950	974
Dormitory Auth. of the State of New York, New York Univ. ,
Series B, 4.85%, 7/1/48	800	895
Metropolitan Transportation Auth. , Build America, 7.336%,
11/15/39	145	226
Metropolitan Transportation Auth. , Build America, Series A-1,
5.871%, 11/15/39	500	649
		2,744
Ohio 0.2%
American Municipal Power, Build America, Series B, 6.449%,
2/15/44	2,005	2,827
		2,827

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)
Pennsylvania 0.1%
Philadelphia Auth. for IDA, GO, 3.964%, 4/15/26	680	717
		717
South Carolina 0.1%
South Carolina Public Service Auth. , Series D, 2.388%, 12/1/23	1,165	1,152
		1,152
Virginia 0.1%
Virginia Commonwealth Transportation Board, Build America,
Series B, 5.35%, 5/15/35	480	595
Virginia Public Building Auth. , Build America, Series B-2, 5.90%,
8/1/30	570	716
		1,311
Wisconsin 0.2%
Wisconsin General Fund Annual Appropriation, Series A,
3.954%, 5/1/36	1,700	1,826
		1,826
Total Municipal Securities (Cost $22,754)		26,329

SHORT-TERM INVESTMENTS 1.7%
Money Market Funds 1.7%
T. Rowe Price Government Reserve Fund, 2.38% (10)(11)	20,076	20,076
Total Short-Term Investments (Cost $20,076)		20,076

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)
SECURITIES LENDING COLLATERAL 3.0%
Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 0.0%
Short-Term Funds 0.0%
T. Rowe Price Short-Term Fund, 2.43% (10)(11)	25	254
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank		254

Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 3.0%
Short-Term Funds 3.0%
T. Rowe Price Short-Term Fund, 2.43% (10)(11)	3,496	34,958
Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company		34,958
Total Securities Lending Collateral (Cost $35,212)		35,212

Total Investments in Securities 104.2%
(Cost $1,184,879)		$1,232,215
Other Assets Less Liabilities (4.2)%		(49,699)
Net Assets 100.0%		$1,182,516

‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $151,798 and represents 12.8% of net assets.
(2) All or a portion of this security is on loan at July 31, 2019.
(3) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(4) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.
(5) The issuer currently operates under a federal conservatorship; however, its securities are neither issued nor guaranteed by the U.S. government.
(6) To-Be-Announced purchase commitment - total value of such securities at period-end amounts to $14,533 and represents 1.2% of net assets.

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND

(7)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U. S. government. The Federal National Mortgage
Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.
(8)	At July 31, 2019, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(9)	Insured by Assured Guaranty Municipal Corporation
(10)	Seven-day yield
(11)	Affiliated Companies
12M USD LIBOR	Twelve month USD LIBOR (London interbank offered rate)
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula-based on the rates of the underlying loans.
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
GO	General Obligation
IDA	Industrial Development Authority/Agency
PTT	Pass-Through Trust
STEP	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA	To-Be-Announced
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND

FUTURES CONTRACTS
($000 s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Long, 252 U. S. Treasury Notes five year contracts	9/19	29,624	$212
Long, 180 U. S. Treasury Notes two year contracts	9/19	38,593	22

Net payments (receipts) of variation margin to date			(282)

Variation margin receivable (payable) on open futures
contracts			$(48)

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$237
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$237+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	10/31/18	Cost		Cost	7/31/19
T. Rowe Price Government
Reserve Fund	$11,309		¤	¤	$20,076
T. Rowe Price Short-Term
Fund	17,473		¤	¤	35,212
					$55,288^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $237 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $55,288.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price U.S. Bond Enhanced Index Fund, Inc. (the fund) is registered under the Investment Company Act of 1940
(the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND

the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy;
however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in
Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND

Valuation Inputs

The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$ 1,176,927	$ —	$ 1,176,927
Short-Term Investments	20,076	—	—	20,076
Securities Lending Collateral	35,212	—	—	35,212
Total Securities	55,288	1,176,927	—	1,232,215
Liabilities
Futures Contracts	48	—	—	48

1 Includes Corporate Bonds, Asset-Backed Securities, Bank Loans, Non-U.S. Government Mortgage-
Backed Securities, U.S. Government & Agency Mortgage-Backed Securities, U.S. Government Agency
Obligations (Excluding Mortgage-Backed), Foreign Government Obligations & Municipalities,
Municipal Securities.